Accounts payable for business combination and acquisition of associates (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts payable for business combination and acquisition of associates
Total	R$ 625,277	R$ 532,313	R$ 48,055
Total (%)	100.00%	100.00%
In up to one year [member]
Accounts payable for business combination and acquisition of associates
Total	R$ 73,007	R$ 20,502
Total (%)	11.70%	3.90%
One to two years [member]
Accounts payable for business combination and acquisition of associates
Total	R$ 389,186	R$ 35,685
Total (%)	62.20%	6.70%
Two to three years [member]
Accounts payable for business combination and acquisition of associates
Total	R$ 163,084	R$ 166,730
Total (%)	26.10%	31.30%
Three years on [member]
Accounts payable for business combination and acquisition of associates
Total	R$ 0	R$ 309,396
Total (%)	0.00%	58.10%